Consolidated Statements of Operations and Comprehensive (Loss) Income (Parentheticals)	12 Months Ended
	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Diluted | (per share)	¥ (0.004)	$ (0.001)	¥ (0.12)	¥ (0.58)
Diluted	20,765,256,643	20,765,256,643	2,078,624,721	2,022,446,988